Property, Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 404,097		$ 427,005
Cost of revenues	323,107		361,841
Assets disposed	41,368	¥ 300,000	2,772	¥ 20,000
Fixed asset costs	186,436	¥ 1,352,037	158,313	¥ 1,100,000
Accumulated depreciation	177,115		78,958		¥ 1,284,435			¥ 600,000
Transaction amount	27,287		76,901
Value-added tax	4,759		318			$ 10,709	¥ 76,712
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 80,990		$ 65,164